Average Annual Total Returns (Invesco Van Kampen V.I. Growth and Income Fund)	12 Months Ended
	May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000® Value Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Lipper VUF Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper VUF Large Cap Value Funds Index	[1]
1 Year	13.75%
5 Years	1.35%
10 Years	2.01%
Series II shares, Invesco Van Kampen V.I. Growth and Income Fund
Average Annual Total Returns
Label	Series II: Inception (09/18/00)	[1]
Inception Date	Sep. 18, 2000
1 Year	12.19%
5 Years	2.33%
10 Years	3.69%

[1]	The Fund has elected to include three benchmark indices: the Russell 1000® Value Index, the Lipper VUF Large Cap Value Funds Index and the S&P 500® Index. The Russell 1000® Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Large Cap Value Funds Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell 1000® Value Index to provide investors a broad proxy for the U.S. market.